UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2015 (Unaudited)

TorrayResolute Small/Mid Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 95.7%
Consumer Discretionary - 10.3%
LKQ *	34,230	$970,763
O'Reilly Automotive *	2,835	708,750
Tractor Supply	8,625	727,260
		2,406,773
Consumer Staples - 6.6%
Church & Dwight	11,305	948,490
Natural Grocers By Vitamin Cottage *	26,235	595,272
		1,543,762
Energy - 4.7%
Core Laboratories	5,880	586,824
Rice Energy *	32,655	527,705
		1,114,529
Financials - 4.6%
Affiliated Managers Group *	6,250	1,068,687

Health Care - 16.1%
BioMarin Pharmaceutical *	4,790	504,483
Cooper Companies	5,205	774,816
Foundation Medicine *	22,980	423,981
Medivation *	21,400	909,500
Mettler-Toledo International *	2,485	707,579
Varian Medical Systems *	6,205	457,805
		3,778,164
Industrials - 18.7%
Copart *	25,715	846,023
Hexcel	20,840	934,882
Middleby *	8,135	855,721
Quanta Services *	41,005	992,731
Stericycle *	5,360	746,702
		4,376,059
Information Technology # - 26.4%
ANSYS *	7,155	630,642
Computer Modelling Group (a)	92,325	785,409
comScore *	16,560	764,244
FEI	12,870	940,025
Jack Henry & Associates	15,950	1,110,279
Monotype Imaging Holdings	32,695	713,405
Qualys *	19,620	558,385
SolarWinds *	17,705	694,744
		6,197,133

Telecommunication Services - 4.0%
SBA Communications - Class A *	9,010	943,707

Utilities - 4.3%
ITC Holdings	30,490	1,016,537
TOTAL COMMON STOCKS
(Cost $25,438,146)		22,445,351

SHORT-TERM INVESTMENT - 4.7%
Fidelity Institutional Government Portfolio - Class I, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $1,102,214)	1,102,214	1,102,214

Total Investments - 100.4%
(Cost $26,540,360)		23,547,565
Other Assets and Liabilities, Net - (0.4)%		(99,888)
Total Net Assets - 100.0%		$23,447,677

*	Non-income producing security.
#
As of September 30, 2015, the Fund had a significant portion of its assets invested in this sector. The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2015, the fair value of this investment was $785,409 or 3.4% of total net assets.  Information concerning the illquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Computer Modelling Group	92,325	1/15-9/15	$943,233

^	The rate shown is the annualized seven day effective yield as of September 30, 2015.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,659,942	$785,409	$-	$22,445,351
Short-Term Investment	1,102,214	-	-	1,102,214
Total Investments in Securities	$22,762,156	$785,409	$-	$23,547,565

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September, 2015 was as follows*:

TorrayResolute Small/Mid Cap Growth Fund

Cost of investments	$26,540,360

Gross unrealized appreciation	200,507
Gross unrealized depreciation	(3,193,302)
Net unrealized depreciation	$(2,992,795)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                    James R. Arnold, President

Date  November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                      James R. Arnold, President

Date  November 13, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                      Brian R. Wiedmeyer, Treasurer

Date  November 13, 2015